Subsequent events (Details) $ in Millions	Mar. 20, 2020 USD ($) T	Mar. 06, 2020 USD ($) newbuilding_vessel	Feb. 12, 2020 USD ($) newbuilding_vessel	Jan. 23, 2020 USD ($) T	Dec. 31, 2019 USD ($)
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Number of newbuild contracts entered into | newbuilding_vessel		1	3
Newbuild contract purchase price, total			$ 280.5
Newbuild contract purchase price, price per vessel		$ 93.0	$ 93.5
Available liquid assets					$ 1,000.0
Vessels | Finesse
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
VLCC weight (in deadweight tons) | T				149,994
Fair value, net of cost of disposal				$ 21.0
Vessels | Cap Diamant
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
VLCC weight (in deadweight tons) | T	160,044
Fair value, net of cost of disposal	$ 20.8
Gains on sale of vessel	$ 13.0